RELATED PARTY TRANSACTIONS (Details) - USD ($)			12 Months Ended
	Jun. 22, 2023	Oct. 04, 2020	Dec. 31, 2024	Nov. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Awards to purchase			23,009
Exercise price			$ 8.84
L Catterton | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Repurchase shares				2,350,000
Repurchase amount				$ 100,000
Share price				$ 42.501
Incentive Plan
RELATED PARTY TRANSACTIONS
Incentive plan expense					$ 17,357,000	$ 12,643,000
Related party | Incentive Plan
RELATED PARTY TRANSACTIONS
Incentive plan expense			$ 5,034,000		$ 2,481,000
Co-founder and Chief Executive Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Awards to purchase	2,327,428
Exercise price	$ 27.74
Chief Executive Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Maximum eligible incentive amount		$ 20,000,000
Chief Product Officer | Incentive Plan
RELATED PARTY TRANSACTIONS
Maximum eligible incentive amount		$ 10,000,000